Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2017
Exploration For And Evaluation Of Mineral Resources [Abstract]
Exploration and Evaluation Assets
EXPLORATION AND EVALUATION ASSETS

($ millions)	2017	2016
Exploration and evaluation assets at cost	2,305.1	2,080.7
Accumulated amortization	(1,670.2)	(1,582.6)
Net carrying amount	634.9	498.1

Reconciliation of movements during the year
Cost, beginning of year	2,080.7	1,961.0
Accumulated amortization, beginning of year	(1,582.6)	(1,420.3)
Net carrying amount, beginning of year	498.1	540.7

Net carrying amount, beginning of year	498.1	540.7
Acquisitions through business combinations, net	116.9	62.9
Additions	729.1	314.8
Dispositions	(12.9)	(0.4)
Transfers to property, plant and equipment	(541.4)	(238.3)
Amortization	(134.3)	(172.5)
Foreign exchange	(20.6)	(9.1)
Net carrying amount, end of year	634.9	498.1
Exploration and evaluation assets consist of the Company's undeveloped land and exploration projects which are pending the determination of technical feasibility. Additions represent the Company's share of the cost of E&E assets. At December 31, 2017, $634.9 million remained in E&E assets after $541.4 million was transferred to PP&E following the determination of technical feasibility during the year ended December 31, 2017 (year ended December 31, 2016 - $498.1 million and $238.3 million, respectively).
Impairment test of exploration and evaluation assets
There were no indicators of impairment at December 31, 2017 or December 31, 2016.